Financial Instruments - Fair Values of Financial Assets and Financial Liabilities by Fair Value Hierarchy (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	₩ 1,978,115	₩ 2,514,924
Derivatives assets	65,051	147,582
Derivatives liabilities	142,280	122,896
Assets measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	1,506,893	2,139,687
Financial assets held for trading	1,970
Derivatives assets	68,290	147,582
Assets measured at fair value	1,577,153	2,287,269
Liabilities measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	155,510	122,896
Fair value [member] | Assets measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	1,506,893	2,139,687
Financial assets held for trading	1,970
Derivatives assets	68,290	147,582
Assets measured at fair value	1,577,153	2,287,269
Fair value [member] | Assets measured at fair value [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	1,137,662	1,800,943
Assets measured at fair value	1,137,662	1,800,943
Fair value [member] | Assets measured at fair value [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	17,812
Financial assets held for trading	1,970
Derivatives assets	68,290	137,236
Assets measured at fair value	88,072	137,236
Fair value [member] | Assets measured at fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	351,419	338,744
Derivatives assets		10,346
Assets measured at fair value	351,419	349,090
Fair value [member] | Liabilities measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	155,510	122,896
Fair value [member] | Liabilities measured at fair value [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	₩ 155,510	₩ 122,896